John Hancock Institutional Funds
                 Supplement to the Prospectus Dated July 2, 2001


John Hancock Medium Capitalization Growth Fund


On page 8, the "Portfolio Managers" section for the John Hancock Medium Capitalization Growth Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Paul J. Berlinguet

         Vice president of adviser
         Joined fund team in 2001
         Joined adviser in 2001
         U.S. equity investment manager
           at Baring America Asset
           Management (1989-2001)
         Began business career in 1986

         Robert J. Uek, CFA

         Vice president of adviser
         Joined fund team in 2001
         Joined adviser in 1997
         Corporate finance manager
           at Ernst & Young (1994-1997)
         Began business career in 1990

         Timothy N. Manning

         Joined fund team in 2000
         Joined adviser in 2000
         Analyst at State Street Research
           (1999-2000)
         Equity research associate at
           State Street Research (1996-1999)
         Began business career in 1993